                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08459
                    -----------------------------------------

                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                  Credit Suisse International Focus Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)

- CREDIT SUISSE
  INTERNATIONAL FOCUS FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class and Advisor Class Shares of Credit Suisse International Focus Fund(1) (the "Fund") had gains of 7.09% and 6.67%, respectively, versus an increase of 12.58% for the Morgan Stanley Capital International EAFE Index.(2) The Fund's Class A Shares (without sales charge), Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) had gains of 6.85%(3), 6.50%(3) and 6.52%(3), respectively, for the period.

   The period was a volatile, though ultimately positive, one for equity markets around the world. Stocks initially rose, continuing a rally begun in March 2003 on hopes that a reviving U.S. economy would support growth globally. Markets finished the period on a weak note, however, hurt by fears of rising U.S. interest rates, worries that China's strong growth would be reined in (China has been a source of growth for a number of markets in Asia and elsewhere), and renewed geopolitical concerns.

   The Fund trailed its benchmark, in part due to underperformance of its Japan holdings. Selected via our bottom-up research process, these holdings are what we consider to be higher-quality stocks representing companies with above average earnings potential. However, such stocks performed poorly in the period as a whole, in many instances for technical reasons (such as cross shareholding and pension-related selling overhangs). That notwithstanding, we believe our companies in Japan have good long-term prospects. The Fund's European holdings modestly underperformed as a group. On the positive side, the Fund's telecommunications holdings (especially within Latin America) aided its performance, as did its materials and energy holdings in general.

   In terms of noteworthy recent portfolio activity, one move we made was to increase our exposure to the energy area. We ended the period roughly neutrally weighted here, after being underweighted through much of 2003. Our decision to add was based on relative valuations -- energy stocks underperformed last year -- combined with our more bullish outlook on energy prices. We believe that OPEC is determined to support relatively high oil prices, with firmer oil revenues needed to address local social concerns.

   Elsewhere, we selectively added some technology stocks, taking advantage of market pullbacks. Our view is that earnings could actually be quite strong in certain areas of technology as the year progresses. Our goal was to purchase these stocks prior to any positive earnings surprises that may be announced. In the consumer area, we purchased shares of a U.K. tobacco company that we feel is attractively valued, offers a relatively high dividend yield, and does not present the litigation risk associated with U.S. tobacco companies. We reduced our exposure to the materials and consumer discretionary sectors as individual stocks began to reach our price targets.

   Late in the period we eliminated our direct exposure to China. Our view is that investor sentiment is tending toward a hard landing scenario for the Chinese economy, and that the market will likely be quite vulnerable to any disappointing data in the intermediate term. We also started to narrow our underweighting in the European pharmaceutical industry, where we think the risk/reward profile has improved.

   Looking ahead, we believe that the quality and consistency of earnings will likely be drivers of stock performance this year. In that context, we will continue to adhere to our discipline, focusing on profitable companies with sustainable earnings growth potential.


The Credit Suisse International Equity Team

Nancy Nierman
Anne S. Budlong
Emily Alejos
Harry M. Jaffe
Chris Matyszewski

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE FUND'S ASSETS. AS A RESULT OF THIS STRATEGY, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY THAN A FUND THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                                SINCE     INCEPTION
                                          1 YEAR    5 YEARS   INCEPTION     DATE
                                          ------    -------   ---------   ---------
Common Class                              48.75%     3.41%      5.56%      3/31/97
Advisor Class                             48.07%       --       5.63%     12/24/01
Class A Without Sales Charge              48.65%       --       5.43%     11/30/01
Class A With Maximum Sales Charge         40.14%       --       2.78%     11/30/01
Class B Without CDSC                      47.35%       --       4.66%     11/30/01
Class B With Maximum CDSC                 43.35%       --       3.85%     11/30/01
Class C Without CDSC                      47.28%       --       4.46%     11/30/01
Class C With Maximum CDSC                 46.28%       --       4.46%     11/30/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                                SINCE     INCEPTION
                                          1 YEAR    5 YEARS   INCEPTION     DATE
                                          ------    -------   ---------   ---------
Common Class                              30.29%     1.84%      4.99%      3/31/97
Advisor Class                             29.55%       --       3.89%     12/24/01
Class A Without Sales Charge              29.91%       --       3.80%     11/30/01
Class A With Maximum Sales Charge         22.45%       --       1.27%     11/30/01
Class B Without CDSC                      28.87%       --       3.01%     11/30/01
Class B With Maximum CDSC                 24.87%       --       2.22%     11/30/01
Class C Without CDSC                      29.01%       --       2.85%     11/30/01
Class C With Maximum CDSC                 28.01%       --       2.85%     11/30/01

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com./us

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2)  The Morgan Stanley Capital International EAFE Index (Europe, Australia, Far
     East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 0.69%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.50%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 5.52%.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   -------------
COMMON STOCKS (95.4%)
FINLAND (2.3%)
PAPER & FOREST PRODUCTS (2.3%)
    Stora Enso Oyj                                                451,050   $   6,082,834
                                                                            -------------
TOTAL FINLAND                                                                   6,082,834
                                                                            -------------
FRANCE (13.3%)
AUTOMOBILES (3.1%)
    PSA Peugeot Citroen~                                           59,640       3,204,338
    Renault SA~                                                    66,920       4,993,718
                                                                            -------------
                                                                                8,198,056
                                                                            -------------
BANKS (2.9%)
    BNP Paribas SA~                                                84,727       5,088,483
    Credit Agricole SA                                            110,519       2,726,535
                                                                            -------------
                                                                                7,815,018
                                                                            -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
    France Telecom SA*~                                           191,174       4,613,190
                                                                            -------------
INSURANCE (2.3%)
    Axa~                                                          294,680       6,206,564
                                                                            -------------
MEDIA (1.7%)
    Lagardere S.C.A                                                74,538       4,489,961
                                                                            -------------
TEXTILES & APPAREL (1.6%)
    LVMH Moet Hennessy Louis Vuitton SA~                           62,140       4,380,033
                                                                            -------------
TOTAL FRANCE                                                                   35,702,822
                                                                            -------------
GERMANY (4.9%)
BANKS (1.4%)
    Bayerische Hypo-und Vereinsbank AG*                           214,160       3,717,369
                                                                            -------------
ELECTRIC UTILITIES (1.8%)
    E.ON AG~                                                       71,817       4,760,813
                                                                            -------------
ELECTRICAL EQUIPMENT (1.7%)
    Siemens AG                                                     64,250       4,640,438
                                                                            -------------
TOTAL GERMANY                                                                  13,118,620
                                                                            -------------
IRELAND (1.5%)
BANKS (1.5%)
    Bank of Ireland                                               323,961       3,926,202
                                                                            -------------
TOTAL IRELAND                                                                   3,926,202
                                                                            -------------
ITALY (4.5%)
BANKS (2.2%)
    SanPaolo IMI SpA~                                             500,700       5,840,085
                                                                            -------------
OIL & GAS (2.3%)
    Eni SpA*~                                                     307,940       6,260,669
                                                                            -------------
TOTAL ITALY                                                                    12,100,754
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   -------------
COMMON STOCKS
JAPAN (20.6%)
AUTO COMPONENTS (2.5%)
    Stanley Electric Company, Ltd.                                346,900   $   6,554,180
                                                                            -------------
DIVERSIFIED FINANCIALS (2.4%)
    Nikko Cordial Corp.                                         1,144,000       6,510,190
                                                                            -------------
ELECTRICAL EQUIPMENT (1.7%)
    Nitto Denko Corp.                                              83,500       4,638,258
                                                                            -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
    Omron Corp.                                                   210,200       5,123,809
    Rohm Company, Ltd.                                             42,000       5,240,723
                                                                            -------------
                                                                               10,364,532
                                                                            -------------
HOUSEHOLD PRODUCTS (2.0%)
    Uni-Charm Corp.                                               115,400       5,458,638
                                                                            -------------
MACHINERY (3.3%)
    Komatsu, Ltd.                                                 685,000       3,904,354
    THK Company, Ltd.                                             253,800       4,910,181
                                                                            -------------
                                                                                8,814,535
                                                                            -------------
SPECIALTY RETAIL (1.4%)
    Yamada Denki Company, Ltd.                                    108,200       3,715,989
                                                                            -------------
TRADING COMPANIES & DISTRIBUTORS (2.3%)
    Mitsubishi Corp.                                              646,000       6,158,235
                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    NTT DoCoMo, Inc.                                                1,478       2,933,098
                                                                            -------------
TOTAL JAPAN                                                                    55,147,655
                                                                            -------------
MEXICO (1.4%)
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    America Movil SA de CV ADR, Series L                          113,520       3,836,976
                                                                            -------------
TOTAL MEXICO                                                                    3,836,976
                                                                            -------------
NETHERLANDS (5.7%)
BANKS (1.8%)
    ABN AMRO Holding NV~                                          218,800       4,757,879
                                                                            -------------
DIVERSIFIED FINANCIALS (2.0%)
    ING Groep NV                                                  245,750       5,267,321
                                                                            -------------
FOOD PRODUCTS (1.9%)
    Koninklijke Numico NV*                                        185,440       5,135,044
                                                                            -------------
TOTAL NETHERLANDS                                                              15,160,244
                                                                            -------------
NORWAY (1.9%)
BANKS (1.9%)
    DnB Holding ASA~                                              780,310       4,947,994
                                                                            -------------
TOTAL NORWAY                                                                    4,947,994
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   -------------
COMMON STOCKS
RUSSIA (1.4%)
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    AO VimpelCom ADR*~                                             40,920   $   3,672,979
                                                                            -------------
TOTAL RUSSIA                                                                    3,672,979
                                                                            -------------
SINGAPORE (2.7%)
BANKS (2.7%)
    United Overseas Bank, Ltd.~                                   899,816       7,245,279
                                                                            -------------
TOTAL SINGAPORE                                                                 7,245,279
                                                                            -------------
SOUTH KOREA (2.7%)
BANKS (1.3%)
    Industrial Bank of Korea                                      483,000       3,338,416
                                                                            -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
    Samsung Electronics Company, Ltd.                               7,900       3,750,202
                                                                            -------------
TOTAL SOUTH KOREA                                                               7,088,618
                                                                            -------------
SWEDEN (4.1%)
MACHINERY (4.1%)
    Sandvik AB~                                                   175,080       5,695,093
    SKF AB Class B~                                               153,890       5,277,760
                                                                            -------------
TOTAL SWEDEN                                                                   10,972,853
                                                                            -------------
SWITZERLAND (6.3%)
BANKS (2.5%)
    UBS AG~                                                        95,820       6,809,975
                                                                            -------------
FOOD PRODUCTS (1.5%)
    Nestle SA~                                                     15,875       4,015,888
                                                                            -------------
PHARMACEUTICALS (2.3%)
    Novartis AG                                                   135,497       6,040,202
                                                                            -------------
TOTAL SWITZERLAND                                                              16,866,065
                                                                            -------------
TAIWAN (1.9%)
COMPUTERS & PERIPHERALS (0.9%)
    Compal Electronics, Inc.                                    2,171,000       2,444,172
                                                                            -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
    Taiwan Semiconductor Manufacturing Company, Ltd.            1,576,880       2,729,398
                                                                            -------------
TOTAL TAIWAN                                                                    5,173,570
                                                                            -------------
UNITED KINGDOM (20.2%)
BANKS (1.7%)
    HSBC Holdings PLC                                             309,800       4,527,962
                                                                            -------------
COMMERCIAL SERVICES & SUPPLIES (1.8%)
    Capita Group PLC                                              904,530       4,972,554
                                                                            -------------
FOOD PRODUCTS (1.9%)
    Cadbury Schweppes PLC                                         648,910       5,161,094
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   -------------
COMMON STOCKS
UNITED KINGDOM
INDUSTRIAL CONGLOMERATES (1.5%)
    FKI PLC                                                     1,955,539   $   3,936,019
                                                                            -------------
OIL & GAS (5.3%)
    BP PLC                                                        856,980       7,408,668
    Shell Transportation & Trading Company PLC                    966,825       6,669,485
                                                                            -------------
                                                                               14,078,153
                                                                            -------------
PHARMACEUTICALS (4.5%)
    AstraZeneca PLC                                               130,730       6,113,364
    GlaxoSmithKline PLC                                           286,010       5,918,980
                                                                            -------------
                                                                               12,032,344
                                                                            -------------
TOBACCO (1.5%)
    Imperial Tobacco Group PLC                                    183,900       4,073,230
                                                                            -------------
TRANSPORTATION INFRASTRUCTURE (2.0%)
    BAA PLC                                                       581,250       5,359,955
                                                                            -------------
TOTAL UNITED KINGDOM                                                           54,141,311
                                                                            -------------

TOTAL COMMON STOCKS (Cost $222,590,266)                                       255,184,776
                                                                            -------------

SHORT-TERM INVESTMENTS (23.0%)

    State Street Navigator Prime Fund~~                        57,385,319      57,385,319
                                                                            -------------

                                                                  PAR
                                                                 (000)
                                                               ----------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 5/03/04                                          $    4,225       4,225,000

TOTAL SHORT-TERM INVESTMENTS (Cost $61,610,319)                                61,610,319
                                                                            -------------
TOTAL INVESTMENTS AT VALUE (118.4%) (Cost $284,200,585)                       316,795,095

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.4%)                                (49,307,441)
                                                                            -------------

NET ASSETS (100.0%)                                                         $ 267,487,654
                                                                            =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

 *  Non-income producing security.
 ~  Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $57,385,319 (Cost $284,200,585) (Note 1)                            $   316,795,095(1)
    Cash                                                                                         828
    Foreign currency at value (cost $2,050,604)                                            2,050,758
    Receivable for investments sold                                                        9,100,947
    Dividend and interest receivable                                                       1,693,278
    Receivable for fund shares sold                                                           44,458
    Prepaid expenses and other assets                                                         81,891
                                                                                     ---------------
      Total Assets                                                                       329,767,255
                                                                                     ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                            208,096
    Administrative services fee payable (Note 2)                                              49,380
    Shareholder servicing/Distribution fee payable (Note 2)                                   20,113
    Payable upon return of securities loaned                                              57,385,319
    Payable for investments purchased                                                      3,575,101
    Payable for fund shares redeemed                                                         694,369
    Directors' fee payable                                                                        74
    Other accrued expenses payable                                                           347,149
                                                                                     ---------------
      Total Liabilities                                                                   62,279,601
                                                                                     ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                  25,343
    Paid-in capital (Note 5)                                                             372,403,610
    Undistributed net investment income                                                      391,551
    Accumulated net realized loss on investments and foreign currency transactions      (137,949,343)
    Net unrealized appreciation from investments and foreign currency translations        32,616,493
                                                                                     ---------------
      Net Assets                                                                     $   267,487,654
                                                                                     ===============
COMMON SHARES
    Net assets                                                                       $   218,832,026
    Shares outstanding                                                                    20,729,406
                                                                                     ---------------
    Net asset value, offering price, and redemption price per share                  $         10.56
                                                                                     ===============
ADVISOR SHARES
    Net assets                                                                       $    28,231,162
    Shares outstanding                                                                     2,680,581
                                                                                     ---------------
    Net asset value, offering price, and redemption price per share                  $         10.53
                                                                                     ===============
A SHARES
    Net assets                                                                       $    16,830,427
    Shares outstanding                                                                     1,589,342
                                                                                     ---------------
    Net asset value and redemption price per share                                   $         10.59
                                                                                     ===============
    Maximum offering price per share (net asset value/(1-5.75%))                     $         11.24
                                                                                     ===============
B SHARES
    Net assets                                                                       $     2,046,094
    Shares outstanding                                                                       195,056
                                                                                     ---------------
    Net asset value and offering price per share                                     $         10.49
                                                                                     ===============
C SHARES
    Net assets                                                                       $     1,547,945
    Shares outstanding                                                                       148,135
                                                                                     ---------------
    Net asset value and offering price per share                                     $         10.45
                                                                                     ===============

(1)  Including $54,588,260 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                        $     3,122,483
    Interest                                                                                  14,018
    Securities lending                                                                        57,692
    Foreign taxes withheld                                                                  (404,531)
                                                                                     ---------------
      Total investment income                                                              2,789,662
                                                                                     ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                      1,422,421
    Administrative services fees (Note 2)                                                    221,330
    Shareholder servicing/Distribution fees (Note 2)
      Advisor Class                                                                           90,800
      Class A                                                                                 21,467
      Class B                                                                                 10,568
      Class C                                                                                  6,252
    Transfer agent fees (Note 2)                                                             427,813
    Custodian fees                                                                            87,148
    Printing fees (Note 2)                                                                    61,943
    Legal fees                                                                                32,973
    Registration fees                                                                         21,570
    Audit fees                                                                                21,173
    Insurance expense                                                                         12,654
    Directors' fees                                                                            8,759
    Commitment fees (Note 3)                                                                   4,197
    Interest expense (Note 3)                                                                    792
    Miscellaneous expense                                                                     11,883
                                                                                     ---------------
      Total expenses                                                                       2,463,743
    Less: fees waived (Note 2)                                                               (65,638)
                                                                                     ---------------
      Net expenses                                                                         2,398,105
                                                                                     ---------------
       Net investment income                                                                 391,557
                                                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                    36,957,391
    Net realized loss on foreign currency transactions                                       (98,178)
    Net change in unrealized appreciation (depreciation) from investments                (17,253,382)
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                           (14,825)
                                                                                     ---------------
    Net realized and unrealized gain from investments and foreign currency
      related items                                                                       19,591,006
                                                                                     ---------------
    Net increase in net assets resulting from operations                             $    19,982,563
                                                                                     ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX MONTHS
                                                                        ENDED                FOR THE YEAR
                                                                    APRIL 30, 2004              ENDED
                                                                      (UNAUDITED)          OCTOBER 31, 2003
                                                                  ------------------       ----------------
FROM OPERATIONS
  Net investment income                                           $          391,557       $      1,960,804
  Net realized gain (loss) on investments and foreign
   currency transactions                                                  36,859,213             (6,357,850)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                         (17,268,207)            62,593,710
                                                                  ------------------       ----------------
   Net increase in net assets resulting from operations                   19,982,563             58,196,664
                                                                  ------------------       ----------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                    (1,863,058)            (1,217,789)
   Advisor Class shares                                                     (142,158)               (27,156)
   Class A shares                                                           (100,769)                  (361)
   Class B shares                                                                 --                    (96)
   Class C shares                                                                 --                    (34)
                                                                  ------------------       ----------------
   Net decrease in net assets resulting from dividends                    (2,105,985)            (1,245,436)
                                                                  ------------------       ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                            64,499,523            218,306,582
  Exchange value of shares due to merger                                          --             18,019,146
  Reinvestment of dividends                                                2,030,097              1,200,608
  Net asset value of shares redeemed                                     (93,966,042)(1)       (280,111,190)(2)
                                                                  ------------------       ----------------
   Net decrease in net assets from capital share transactions            (27,436,422)           (42,584,854)
                                                                  ------------------       ----------------
  Net increase (decrease) in net assets                                   (9,559,844)            14,366,374

NET ASSETS
  Beginning of period                                                    277,047,498            262,681,124
                                                                  ------------------       ----------------
  End of period                                                   $      267,487,654       $    277,047,498
                                                                  ==================       ================
  Undistributed Net Investment Income                             $          391,551       $      2,105,979
                                                                  ==================       ================

(1)  Net of $3,018 of redemption fees retained by the Fund.
(2)  Net of $86,228 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2004      -------------------------------------------------------------
                                                   (UNAUDITED)         2003          2002         2001         2000        1999
                                                 --------------      ---------     ---------    ---------    ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period           $         9.94      $    8.07     $    9.59     $   14.98   $   14.78   $   10.78
                                                 --------------      ---------     ---------     ---------   ---------   ---------

INVESTMENT OPERATIONS
  Net investment income                                    0.02(1)        0.07(1)       0.08(1)      0.12         0.11        0.09
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         0.68           1.85         (1.59)       (3.05)        0.66        4.02
                                                 --------------      ---------     ---------    ---------    ---------   ---------
      Total from investment operations                     0.70           1.92         (1.51)       (2.93)        0.77        4.11
                                                 --------------      ---------     ---------    ---------    ---------   ---------
REDEMPTION FEES                                            0.00(2)        0.00(2)         --           --           --          --
                                                 --------------      ---------     ---------    ---------    ---------   ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.08)         (0.05)        (0.01)       (0.12)       (0.08)      (0.11)
  Distributions from net realized gains                      --             --            --        (2.34)       (0.49)         --
                                                 --------------      ---------     ---------    ---------    ---------   ---------
      Total dividends and distributions                   (0.08)         (0.05)        (0.01)       (2.46)       (0.57)      (0.11)
                                                 --------------      ---------     ---------    ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                   $        10.56      $    9.94     $    8.07    $    9.59    $   14.98   $   14.78
                                                 ==============      =========     =========    =========    =========   =========
      Total return(3)                                      7.09%         24.04%       (15.85)%     (23.13)%       4.90%      38.52%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $      218,832      $ 222,979     $ 218,897    $  30,657    $  85,756   $  79,383
    Ratio of expenses to average net assets(4)             1.60%(5)       1.60%         1.47%        0.95%        0.97%       0.96%
    Ratio of net investment income to average
      net assets                                           0.39%(5)       0.84%         0.88%        0.63%        0.65%       0.92%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                       0.05%(5)       0.09%         0.23%        0.66%        0.48%       0.55%
  Portfolio turnover rate                                    57%           126%          150%         166%         146%        151%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02%, and .01% for the years ended October 31, 2000, and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .95% for the years ended October 31, 2000, and 1999 respectively. For the six months ended April 30, 2004 and the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE SIX           FOR THE YEAR ENDED
                                                                     MONTHS ENDED              OCTOBER 31,
                                                                    APRIL 30, 2004        ---------------------
                                                                      (UNAUDITED)           2003        2002(1)
                                                                    --------------        --------     --------
PER SHARE DATA
  Net asset value, beginning of period                              $         9.91        $   8.04     $   9.67
                                                                    --------------        --------     --------

INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                            (0.01)           0.03         0.04
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                              0.67            1.85        (1.67)
                                                                    --------------        --------     --------
      Total from investment operations                                        0.66            1.88        (1.63)
                                                                    --------------        --------     --------
REDEMPTION FEES                                                                 --              --         0.00(3)
                                                                    --------------        --------     --------

LESS DIVIDENDS
  Dividends from net investment income                                       (0.04)          (0.01)          --
                                                                    --------------        --------     --------
NET ASSET VALUE, END OF PERIOD                                      $        10.53        $   9.91     $   8.04
                                                                    ==============        ========     ========
      Total return(4)                                                         6.67%          23.49%      (16.96)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $       28,231        $ 35,302     $ 43,395
    Ratio of expenses to average net assets(5)                                2.10%(6)        2.10%        1.99%(6)
    Ratio of net investment income (loss) to average net assets              (0.21)%(6)       0.38%        0.47%(6)
    Decrease reflected in above operating expense ratios
      due to waivers                                                          0.05%(6)        0.09%        0.24%(6)
  Portfolio turnover rate                                                       57%            126%         150%

(1)  For the period December 24, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the year ended October 31, 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE SIX           FOR THE YEAR ENDED
                                                                     MONTHS ENDED              OCTOBER 31,
                                                                    APRIL 30, 2004        ---------------------
                                                                      (UNAUDITED)           2003        2002(1)
                                                                    --------------        --------     --------
PER SHARE DATA
  Net asset value, beginning of period                              $         9.97        $   8.07     $   9.77
                                                                    --------------        --------     --------

INVESTMENT OPERATIONS
  Net investment income(2)                                                    0.01            0.07         0.07
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                              0.67            1.85        (1.77)
                                                                    --------------        --------     --------
      Total from investment operations                                        0.68            1.92        (1.70)
                                                                    --------------        --------     --------

LESS DIVIDENDS
  Dividends from net investment income                                       (0.06)          (0.02)          --
                                                                    --------------        --------     --------
NET ASSET VALUE, END OF PERIOD                                      $        10.59        $   9.97     $   8.07
                                                                    ==============        ========     ========
      Total return(3)                                                         6.85%          23.88%      (17.32)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $       16,830        $ 16,106     $    114
    Ratio of expenses to average net assets(4)                                1.85%(5)        1.85%        1.74%(5)
    Ratio of net investment income to average net assets                      0.14%(5)        0.79%        0.80%(5)
    Decrease reflected in above operating expense ratios
      due to waivers                                                          0.05%(5)        0.09%        0.24%(5)
  Portfolio turnover rate                                                       57%            126%         150%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the year ended October 31, 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE SIX           FOR THE YEAR ENDED
                                                                     MONTHS ENDED              OCTOBER 31,
                                                                    APRIL 30, 2004        ---------------------
                                                                      (UNAUDITED)           2003        2002(1)
                                                                    --------------        --------     --------
PER SHARE DATA
  Net asset value, beginning of period                              $         9.85        $   8.04     $   9.77
                                                                    --------------        --------     --------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                     (0.03)          (0.01)       (0.01)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                              0.67            1.82        (1.72)
                                                                    --------------        --------     --------
      Total from investment operations                                        0.64            1.81        (1.73)
                                                                    --------------        --------     --------

LESS DIVIDENDS
  Dividends from net investment income                                          --           (0.00)(3)       --
                                                                    --------------        --------     --------
NET ASSET VALUE, END OF PERIOD                                      $        10.49        $   9.85     $   8.04
                                                                    ==============        ========     ========
      Total return(4)                                                         6.50%          22.70%      (17.78)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $        2,046        $  2,070     $    175
    Ratio of expenses to average net assets(5)                                2.60%(6)        2.60%        2.44%(6)
    Ratio of net investment loss to average net assets                       (0.61)%(6)      (0.09)%      (0.06)%(6)
    Decrease reflected in above operating expense ratios
      due to waivers                                                          0.05%(6)        0.09%        0.21%(6)
  Portfolio turnover rate                                                       57%            126%         150%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the year ended October 31, 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE SIX           FOR THE YEAR ENDED
                                                                     MONTHS ENDED              OCTOBER 31,
                                                                    APRIL 30, 2004        ---------------------
                                                                      (UNAUDITED)           2003        2002(1)
                                                                    --------------        --------     --------
PER SHARE DATA
  Net asset value, beginning of period                              $         9.81        $   8.00     $   9.77
                                                                    --------------        --------     --------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                     (0.02)          (0.04)       (0.04)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                              0.66            1.85        (1.73)
                                                                    --------------        --------     --------
      Total from investment operations                                        0.64            1.81        (1.77)
                                                                    --------------        --------     --------

LESS DIVIDENDS
  Dividends from net investment income                                          --           (0.00)(3)       --
                                                                    --------------        --------     --------
NET ASSET VALUE, END OF PERIOD                                      $        10.45        $   9.81     $   8.00
                                                                    ==============        ========     ========
      Total return(4)                                                         6.52%          22.67%      (18.09)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $        1,548        $    591     $    100
    Ratio of expenses to average net assets(5)                                2.60%(6)        2.60%        2.53%(6)
    Ratio of net investment loss to average net assets                       (0.34)%(6)      (0.43)%      (0.49)%(6)
    Decrease reflected in above operating expense ratios
      due to waivers                                                          0.05%(6)        0.09%        0.24%(6)
  Portfolio turnover rate                                                       57%            126%         150%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the year ended October 31, 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse International Focus Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated in the State of Maryland on October 24, 1997.

   The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Effective December 12, 2001, the Fund closed the Common Class shares to new investors. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on April 25, 2003, the Fund acquired all of the net assets of the Credit Suisse European Equity Fund ("European Equity") and Credit Suisse International Fund ("International") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 1,143,026 Class A shares (valued at $9,064,206) of the Fund for 1,704,276 Common Class shares of European Equity, 2,683 Class A shares (valued at $21,278) of the Fund for 4,111 Class A shares of European Equity, 13,596 Class A shares (valued at $107,814) of the Fund for 16,677 Common Class shares of International, 903,238 Class A shares (valued at $7,162,662) of the Fund for 1,109,478 Class A shares of International, 193,464 Class B shares (valued at $1,522,567) of the Fund for 251,116 Class B shares of International, and 17,936 Class C shares (valued at $140,619) of the Fund for 21,958 Class C shares of International. European Equity's net assets of $9,085,484 at that date, which included $9,042 of unrealized appreciation, were combined with those of the Fund. International's net assets of $8,933,662 at that date, which included $485,588 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of European Equity, International and the Fund immediately before the acquisition were $9,085,484, $8,933,662 and $233,047,505, respectively, and the combined net assets of the Fund after the acquisition were $251,066,651.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund portfolio securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2004, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's security lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2004 is as follows:

               MARKET VALUE OF           VALUE OF
              SECURITIES LOANED     COLLATERAL RECEIVED
              -----------------     -------------------
              $      54,588,260     $        57,385,319

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), and affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   J) OTHER -- The Fund invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived were $1,422,421 and $65,638, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K., CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were $142,242.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

       AVERAGE DAILY NET ASSETS                   ANNUAL RATE
       ------------------------                   -----------
       First $5 billion               0.050% of average daily net assets
       Next $5 billion                0.035% of average daily net assets
       Over $10 billion               0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $79,088.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such a fee at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets, and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class A shares the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Common Class shares do not bear distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2004, the Fund reimbursed CSAM $171,412, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2004, CSAMSI and its affiliates advised the Fund that they retained $4,300 from commissions earned on the sale of the Fund's Class A shares.

   For the period November 1, 2003 to March 16, 2004, CSFB received $12,840 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid $11,880 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004, there were no loans outstanding for the Fund under the Credit Facility. During the six months ended April 30, 2004, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE         MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE        LOAN OUTSTANDING
           ------------           -------------        ----------------
           $   2,056,556             1.541%            $      5,120,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $156,553,159 and $191,288,198, respectively.

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $284,200,585, $37,794,636, ($5,200,126) and $32,594,510, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares of the Fund were as follows:

                                                                      COMMON CLASS
                                           ------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                              APRIL 30, 2004 (UNAUDITED)             OCTOBER 31, 2003
                                           -------------------------------    -------------------------------
                                              SHARES            VALUE            SHARES            VALUE
                                           ------------    ---------------    ------------    ---------------
Shares sold                                   4,325,673    $    44,131,740      19,278,857    $   158,846,957
Shares issued in reinvestment
  of dividends                                  169,392          1,793,859         145,726          1,173,037
Shares redeemed                              (6,187,873)       (64,132,158)    (24,132,735)      (200,511,267)
                                           ------------    ---------------    ------------    ---------------
Net decrease                                 (1,692,808)   $   (18,206,559)     (4,708,152)   $   (40,491,273)
                                           ============    ===============    ============    ===============

                                                                     ADVISOR CLASS
                                           ------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                              APRIL 30, 2004 (UNAUDITED)             OCTOBER 31, 2003
                                           -------------------------------    -------------------------------
                                              SHARES            VALUE            SHARES            VALUE
                                           ------------    ---------------    ------------    ---------------
Shares sold                                   1,343,272    $    14,164,127       2,896,370    $    24,699,720
Shares issued in reinvestment
  of dividends                                   13,412            142,037           3,388             27,141
Shares redeemed                              (2,239,867)       (23,944,687)     (4,734,163)       (40,716,146)
                                           ------------    ---------------    ------------    ---------------
Net decrease                                   (883,183)   $    (9,638,523)     (1,834,405)   $   (15,989,285)
                                           ============    ===============    ============    ===============

                                                                        CLASS A
                                           ------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                              APRIL 30, 2004 (UNAUDITED)             OCTOBER 31, 2003
                                           -------------------------------    -------------------------------
                                              SHARES            VALUE            SHARES            VALUE
                                           ------------    ---------------    ------------    ---------------
Shares sold                                     471,749    $     4,822,600       3,703,803    $    31,420,423
Shares exchanged due to merger                       --                 --       2,062,543         16,355,960
Shares issued in reinvestment
  of dividends                                    8,854             94,201              40                327
Shares redeemed                                (507,222)        (5,254,057)     (4,164,595)       (35,715,408)
                                           ------------    ---------------    ------------    ---------------
Net increase (decrease)                         (26,619)   $      (337,256)      1,601,791    $    12,061,302
                                           ============    ===============    ============    ===============

                                                                        CLASS B
                                           ------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                              APRIL 30, 2004 (UNAUDITED)             OCTOBER 31, 2003
                                           -------------------------------    -------------------------------
                                              SHARES            VALUE            SHARES            VALUE
                                           ------------    ---------------    ------------    ---------------
Shares sold                                      23,342    $       251,164         217,972    $     1,724,160
Shares exchanged due to merger                       --                 --         193,464          1,522,567
Shares issued in reinvestment
  of dividends                                       --                 --               9                 72
Shares redeemed                                 (38,403)          (406,449)       (223,098)        (1,796,902)
                                           ------------    ---------------    ------------    ---------------
Net increase (decrease)                         (15,061)   $      (155,285)        188,347    $     1,449,897
                                           ============    ===============    ============    ===============

                                                                        CLASS C
                                           ------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                              APRIL 30, 2004 (UNAUDITED)             OCTOBER 31, 2003
                                           -------------------------------    -------------------------------
                                              SHARES            VALUE            SHARES            VALUE
                                           ------------    ---------------    ------------    ---------------
Shares sold                                     109,343    $     1,129,892         185,582    $     1,615,322
Shares exchanged due to merger                       --                 --          17,936            140,619
Shares issued in reinvestment
  of dividends                                       --                 --               4                 31
Shares redeemed                                 (21,396)          (228,691)       (155,829)        (1,371,467)
                                           ------------    ---------------    ------------    ---------------
Net increase                                     87,947    $       901,201          47,693    $       384,505
                                           ============    ===============    ============    ===============

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares for each class of the Fund were as follows:

                                  NUMBER OF          APPROXIMATE PERCENTAGE
                                 SHAREHOLDERS        OF OUTSTANDING SHARES
                                 ------------        ----------------------
           Common Class               2                       38%
           Advisor Class              1                       99%
           Class A                    2                       45%
           Class B                    1                       14%
           Class C                    1                       83%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
PROXY VOTING (unaudited)

   The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINT-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name: Joseph D. Gallagher
          Title:  Chief Executive Officer
          Date: July 6, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


          /s/ Joseph D. Gallagher
          -----------------------
          Name: Joseph D. Gallagher
          Title:  Chief Executive Officer
          Date:  July 6, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name: Michael A. Pignataro
          Title:  Chief Financial Officer
          Date:  July 6, 2004